Secured Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Secured Debt (Textual) [Abstract]
Secured debt	$ 1,891,553,000	$ 1,732,570,000
Weighted average interest rate	4.10%
Secured Debt (Textual) [Abstract]
Secured debt amount which encumbers real estate owned based upon book value	3,100,000,000
Percentage of secured debt which encumbers real estate owned based upon book value	38.30%
Secured debt amount of real estate owned which is unencumbered	5,000,000,000
Percentage of secured debt of real estate owned which is unencumbered	61.70%
Credit facilities with aggregate commitment	1,300,000,000
Initial term of credit facilities	10 years
Unamortized fair market adjustment	24,100,000	694,000
Additional time period for extending facilities	5 years
Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Weighted average interest rate	5.12%
Borrowings outstanding	744,500,000
Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Weighted average interest rate	1.60%
Mortgage notes payable [Member] | Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	590,208,000
Weighted average interest rate	5.10%
Notes payable minimum interest rates range	3.25%
Notes payable maximum interest rates range	6.76%
Debt instrument, maturity date range, start	October 2012
Debt instrument, maturity date range, end	June 2032
Mortgage notes payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	151,685,000
Weighted average interest rate	2.08%
Notes payable minimum interest rates range	0.99%
Notes payable maximum interest rates range	2.94%
Debt instrument, maturity date range, start	August 2012
Debt instrument, maturity date range, end	October 2014
Tax exempt secured notes payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	94,700,000
Weighted average interest rate	0.77%
Tax Exempt Secured Notes Payable [Member]
Summary of Secured Debt (Textual) [Abstract]
Debt instrument, maturity date range, start	August 2019
Debt instrument, maturity date range, end	March 2030.
Tax Exempt Secured Notes Payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Notes payable minimum interest rates range	0.57%
Notes payable maximum interest rates range	0.85%
Fannie Mae credit facilities [Member]
Summary of Secured Debt (Textual) [Abstract]
Number of secured credit facilities	5
Fannie Mae credit facilities [Member] | Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	744,509,000
Weighted average interest rate	5.14%
Debt instrument interest rate during period Fnma credit facilities fixed secured	5.14%
Fannie Mae credit facilities [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	$ 310,451,000
Weighted average interest rate	1.63%
Debt instrument interest rate during period Fnma credit facilities fixed secured	1.63%